N-2 - USD ($)			3 Months Ended
		Feb. 13, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024 [9]
Cover [Abstract]
Entity Central Index Key		0001930147
Amendment Flag		false
Document Type		424B7
Entity Registrant Name		SOUND POINT MERIDIAN CAPITAL, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load	0.00%
Offering expenses	2.00	%(1)
Distribution reinvestment plan expenses	-	(2)
Total stockholder transaction expenses (as a percentage of offering price)	2.00%

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	2.00%
Other Transaction Expenses [Percent]	[1]	2.00%
Annual Expenses [Table Text Block]

Annual expenses (estimated as a percentage of net assets attributable to common stock):
Base management fee	2.27	%(3)
Incentive fees payable under our Investment Advisory Agreement (20% of pre incentive fee net investment income)	3.15	%(4)
Interest payments on borrowed funds	3.49	%(5)
Other expenses	1.28	%(6)
Total annual expenses	10.19	%(7)

(1)	Amount reflects offering expenses of $600,000.
(2)	The expenses of the DRIP are included in “other expenses.” The DRIP Administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the DRIP. However, your own broker may impose brokerage charges in connection with your participation in the DRIP.
(3)	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% of our Total Equity Base, which is calculated and payable quarterly in arrears. “Total Equity Base” means the NAV attributable to the common stock (prior to the application of the base management fee or incentive fee) and the paid in or stated capital of the preferred interests in us (howsoever called), including the Series A Preferred Shares. The base management fee referenced in the table above is based on the actual amounts incurred during the six months ended September 30, 2025, annualized for a full year, and is calculated on the Total Equity Base. The Total Equity Base reflects the impact of $115,000,000 of our Series A Preferred Shares and Series B Preferred Shares outstanding as of September 30, 2025 as well as our NAV for such period (as adjusted to account for the actions described above).

(4)	Amount reflects the estimated annual incentive fees payable to the Adviser during the fiscal year. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the six months ended September 30, 2025. The incentive fee, which is payable quarterly in arrears, equals 20% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 2.00% quarterly hurdle rate, which we refer to as the “Hurdle.” The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. The operation of the incentive fee for each quarter is as follows:

●	no incentive fee is payable to the Adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 2.00%;

●	100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.50% in any calendar quarter is payable to the Adviser; and

●	20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% in any calendar quarter is payable to the Adviser.

No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. For a more detailed discussion of the calculation of this fee, see “The Adviser and the Administrator – The Adviser -- Investment Advisory Agreement” beginning page 72.

(5)	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the CIBC Credit Facility borrowings as outstanding on September 30, 2025. We may incur additional debt under the CIBC Credit Facility. In the event that we were to incur additional debt or issue debt securities, our borrowing costs, and correspondingly our total annual expenses, would increase.
(6)	“Other expenses,” which we estimate to total $4.4 million are estimated for the current fiscal year.
(7)	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock, including the Series A Preferred Shares) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 10.67%.

Management Fees [Percent]	[3]	2.27%
Interest Expenses on Borrowings [Percent]	[4]	3.49%
Incentive Fees [Percent]	[5]	3.15%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	1.28%
Total Annual Expenses [Percent]	[7]	10.19%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$102	$290	$459	$811

Expense Example, Year 01		$ 102
Expense Example, Years 1 to 3		290
Expense Example, Years 1 to 5		459
Expense Example, Years 1 to 10		$ 811
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

SUMMARY OF OFFERING

Set forth below is additional information regarding offerings of our securities:

Common Stock Offered by BRPC II	4,052,100 shares of common stock.

Use of Proceeds

We will not receive any proceeds from the resale of shares of common stock included in this prospectus by BRPC II. However, we may receive up to $25,000,000 in aggregate gross proceeds under the Purchase Agreement from sales of common stock that we may elect to make to BRPC II pursuant to the Purchase Agreement, if any, from time to time in our sole discretion, from and after the Commencement Date. See “Use of Proceeds.”

Listing	Our common stock is traded on the NYSE under the symbol “SPMC”.

Leverage

We may use leverage as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. See “Prospectus Summary – Financing and Hedging Strategy – Leverage by the Company” in this prospectus. We expect that we will, or that we may need to, raise additional capital in the future to fund our continued growth, and we may do so by drawing on the CIBC Credit Facility, entering into another credit facility, issuing additional preferred stock or debt securities or through other leveraging instruments.

Certain instruments that create leverage are considered to be senior securities under the 1940 Act. With respect to senior securities that are stocks (i.e., shares of preferred stock), we are required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.

With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness.

U.S. Federal Income Taxes

We have elected to be treated and intend to qualify annually thereafter for U.S. federal income tax purposes as a RIC, beginning with our tax year ended September 30, 2024.

As a RIC, we generally are not required to pay U.S. federal income taxes on any ordinary income or capital gains that we receive from our portfolio investments and distribute to holders of our common stock. To qualify as a RIC and maintain our RIC status, we must meet specific source-of-income and asset diversification requirements and distribute in each of our taxable years at least 90% of the sum of our investment company taxable income and net tax-exempt interest, if any, to holders of our common stock. If, in any year, we fail to qualify as a RIC under U.S. federal income tax laws, we would be taxed as an ordinary corporation. In such circumstances, we could be required to recognize unrealized gains, pay substantial taxes, and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. Prospective investors are urged to consult their own tax advisors regarding the tax implications associated with acquiring, holding and disposing of an investment in shares of our common stock in light of their personal investment circumstances. See “U.S. Federal Income Tax Matters.”

Risk Factors	Investing in our common stock involves risks. You should carefully consider the information set forth under the caption “Risk Factors” in this prospectus before deciding to invest in our common stock.

Available Information

We are required to file periodic reports, proxy statements and other information with the SEC. This information is available on the SEC’s website at www.sec.gov. This information is available free of charge on our website, at www.soundpointmeridiancap.com, or by writing us at Sound Point Meridian Capital, Inc., 375 Park Avenue, 34th Floor, New York, NY 10152, Attention: Investor Relations, or by telephone at (212) 895-2293.

Risk Factors [Table Text Block]

Summary Risk Factors

The value of our assets, as well as the market price of shares of our common stock, will fluctuate. Our investments should be considered risky, and you may lose all or part of your investment in us. Investors should consider their financial situation and needs, other investments, investment goals, investment experience, time horizons, liquidity needs, and risk tolerance before investing in shares of our common stock. An investment in shares of our common stock may be speculative in that it involves a high degree of risk and should not be considered a complete investment program. We are designed primarily as a long-term investment vehicle, and our securities are not an appropriate investment for a short-term trading strategy. We can offer no assurance that returns, if any, on our investments will be commensurate with the risk of investment in us, nor can we provide any assurance that enough appropriate investments that meet our investment criteria will be available.

The following is a summary of certain principal risks of an investment in us. See “Risk Factors” for a more complete discussion of the risks of investing in shares of our common stock, including certain risks not summarized below.

●	Limited Prior Operating History. We were formed in May 2022 and commenced operations on June 13, 2024, and are therefore subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially.

●	Key Personnel Risk. We are dependent upon the key personnel of the Adviser for our future success.

●	Conflicts of Interest Risk. Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Investment Team, have several conflicts of interest as a result of the other activities in which they engage. See “Conflicts of Interest.”

●	Interest Rate Risk. The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses, which may adversely affect our cash flow, fair value of our assets and operating results.

●	Prepayment Risk. The assets underlying the CLO securities in which we intend to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which we intend to invest are subject to prepayment risk. If we or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, our investment performance will be adversely impacted.

●

Benchmark Interest Rate Risk. The CLO debt securities in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on the London Interbank Offered Rate (“LIBOR”). After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate. For CLOs issued prior to 2022, the use of LIBOR is being phased out as loan portfolios transition to utilizing the SOFR. As of the date hereof, certain legacy CLOs and senior secured loans have already transitioned to utilizing SOFR-based interest rates, but not all CLO debt securities have transitioned to such replacement rate. The ongoing risks associated with transitioning from LIBOR to term SOFR or an alternative benchmark rate may be difficult to assess or predict. To the extent that the rate utilized for senior secured loans held by a CLO differs from the rate utilized in calculating interest on the debt securities issued by the CLO, there is a basis risk between the two rates (e.g., SOFR or another benchmark rate or the 1-month term SOFR rate and the 3-month term SOFR rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, if at all, which would be expected to occur when both the underlying senior secured loans and the CLO securities utilize the same benchmark index rate. At this time, it is not possible to predict the full effects of the phasing out of LIBOR on U.S. senior secured loans, on CLO debt securities, and on the underlying assets of the specific CLOs in which we intend to invest.

●	Liquidity Risk. The market for CLO securities is more limited than the market for certain other credit-related investments. As such, we may not be able to sell investments in CLO securities quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect our assessment of their fair value or the amount paid for such investments by us.

●	Incentive Fee Risk. Our incentive fee structure and the formula for calculating the incentive fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts our performance. In view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to a general increase in interest rates.

●	Subordinated Securities. CLO equity and junior debt securities that we may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to greater risk of default relative to the holders of senior priority interests in the same CLO based on the structural subordination of the tranches of CLO securities.

●	High-Yield Investment Risk. The CLO equity securities that we intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans held as collateral by CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity and junior debt securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

●	Risks of Investing in CLOs and Other Structured Finance Securities. CLOs and other structured finance securities are generally backed by pools of loans and other credit assets as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which may increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments or limit the ability of an investor to enforce its rights and pursue remedies. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

●	Leverage Risk. The use of leverage, whether directly through borrowing by us or indirectly through investments such as CLO equity securities that also involve leverage, may magnify our risk of loss. CLO equity and junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that we intend to invest in are subject to a higher degree of loss since the use of leverage magnifies losses.

●	Credit Risk. If CLO securities that we invest in, an underlying loan owned by any such CLO, or any other credit investment in our portfolio declines in price or the obligor fails to pay principal, interest or other return when due because the issuer or debtor, as the case may be, experiences a decline in its financial performance or has other credit related issues, our income, NAV, and/or market price would be adversely impacted.

●	Fair Valuation of Our Portfolio Investments. Generally, there is a more limited public market for the CLO investments we target. As a result, we value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.

●	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit-related investments. We can offer no assurances that sufficient investment opportunities for our capital will be available.

●	Non-Diversification Risk. We are a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act.

●	Market and Recessionary Risk. Political, regulatory, economic and social developments, and developments in the United States and globally, that impact specific economic sectors, industries, or segments of the market can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

●	Loan Accumulation Facilities Risk. We may invest in loan accumulation facilities, which are short to medium term debt facilities, often provided by the bank that will serve as placement agent or arranger on a CLO transaction, which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks.

●	Currency Risk. Although we intend to primarily make investments denominated in U.S. dollars, we may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

●	Hedging Risk. Hedging transactions seeking to reduce risks may result in poorer overall performance than if we had not engaged in such hedging transactions, and they may also not properly hedge our risks.

●	Reinvestment Risk. CLOs typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

●	Refinancing Risk. If we incur debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If we fail to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms or at all, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow.

●	Tax Risk. If we fail to maintain our qualification for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting taxes could substantially reduce our net assets, as well as the amount of income available for distributions, and the amount of such distributions, to our common stockholders and for payments to the holders of our other equity securities or obligations.

●	Derivatives Risk. Derivative instruments in which we may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, liquidity, leverage, volatility, and OTC trading risks. In addition, a small investment in derivatives could potentially have a large impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment; in other types of Derivative Transactions, the potential loss is theoretically unlimited.

●	Counterparty Risk. We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on obligations, thereby resulting in potentially significant losses.

●	Global Economy Risk. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

●	Committed Equity Financing Risk. It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to BRPC II, or the actual gross proceeds resulting from those sales.

●	Stock Price Risk. The sale of the shares of common stock acquired by BRPC II (or issued pursuant to other offerings, including the current or any future “at-the-market” program), or the perception that such sales may occur, could cause the price of our common stock to fall.

●	Issuance of Additional Securities Risk. The sale of the shares of common stock issued pursuant to other offerings, or the perception that such sales may occur, could cause the price of our common stock to fall. Shares of our common stock sold pursuant to other offerings will share voting power with our existing shares of common stock. Accordingly, such sales will result in dilution of our current stockholders’ voting power with respect to matters on which our stockholders are entitled to vote. In addition, the issuance of debt or preferred equity securities can increase our leverage and create capital in the system that will have rights or preferences that are senior to those of our common stock. This may adversely affect the value of our common stock, as holders of debt or preferred equity may be entitled to priority payments or liquidation preferences, further diluting the interests of our common stockholders.

●	Price Risk. Investors who buy shares at different times will likely pay different prices.

Our Corporate Information

Our offices are located at 375 Park Avenue, 34th Floor, New York, NY 10152, and our telephone number is (212) 895-2293.

Effects of Leverage [Table Text Block]

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock as of September 30, 2025 and assumes various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to common stockholder(1)	(19)%	(11)%	(4)%	4%	11%

(1)	Assumes that we incur leverage in an amount equal to 33% of our total assets (as determined immediately after the leverage is incurred).

Return at Minus Ten [Percent]	[8]	(19.00%)
Return at Minus Five [Percent]	[8]	(11.00%)
Return at Zero [Percent]	[8]	(4.00%)
Return at Plus Five [Percent]	[8]	4.00%
Return at Plus Ten [Percent]	[8]	11.00%
Share Price [Table Text Block]

Our common stock began trading on June 14, 2024 and is currently traded on the NYSE under the symbol “SPMC.” The following table lists the high and low closing sale price for our common stock, the high and low closing sale price as a percentage of NAV and distributions declared per share each quarter since June 14, 2024.

		Closing Sales Price		Premium (Discount) of High Sales Price to	Premium (Discount) of Low Sales Price to	Distributions
Period	NAV(1)	High	Low	NAV(2)	NAV(2)	Paid
Fiscal year ending March 31, 2025
First quarter(3)	$19.91	$20.07	$19.90	0.80%	-0.05%	-
Second quarter	$19.59	$20.35	$19.02	3.88%	-2.91%	$0.70
Third quarter	$20.52	$21.41	$18.75	4.34%	-8.63%	$0.66
Fourth quarter	$18.78	$22.11	$19.72	17.73%	5.01%	$0.72

Fiscal year ending March 31, 2026
First quarter	$18.50	$20.50	$16.90	10.79%	-8.66%	$0.75
Second quarter	$16.91	$18.45	$17.20	9.11%	1.71%	$0.75
Third quarter	$14.02	$18.11	$13.21	29.17%	-5.78%	$0.75

(1)	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)	The Company commenced operations on June 13, 2024.

NAV Per Share			$ 13.97	$ 14.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The following are our authorized classes of securities as of October 31, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common stock, par value $0.001 per share	450,000,000 shares	10,000	20,486,910 shares
8.00% Series A Preferred Shares due 2029, par value $0.001 per share	2,300,000 shares	-	2,300,000 shares
7.875% Series B Preferred Shares due 2030, par value $0.001 per share	2,300,000 shares	-	2,300,000 shares

Limited Prior Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Limited Prior Operating History. We were formed in May 2022 and commenced operations on June 13, 2024, and are therefore subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Key Personnel Risk. We are dependent upon the key personnel of the Adviser for our future success.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Conflicts of Interest Risk. Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Investment Team, have several conflicts of interest as a result of the other activities in which they engage. See “Conflicts of Interest.”

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Prepayment Risk. The assets underlying the CLO securities in which we intend to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which we intend to invest are subject to prepayment risk. If we or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, our investment performance will be adversely impacted.

Benchmark Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●

Benchmark Interest Rate Risk. The CLO debt securities in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on the London Interbank Offered Rate (“LIBOR”). After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate. For CLOs issued prior to 2022, the use of LIBOR is being phased out as loan portfolios transition to utilizing the SOFR. As of the date hereof, certain legacy CLOs and senior secured loans have already transitioned to utilizing SOFR-based interest rates, but not all CLO debt securities have transitioned to such replacement rate. The ongoing risks associated with transitioning from LIBOR to term SOFR or an alternative benchmark rate may be difficult to assess or predict. To the extent that the rate utilized for senior secured loans held by a CLO differs from the rate utilized in calculating interest on the debt securities issued by the CLO, there is a basis risk between the two rates (e.g., SOFR or another benchmark rate or the 1-month term SOFR rate and the 3-month term SOFR rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, if at all, which would be expected to occur when both the underlying senior secured loans and the CLO securities utilize the same benchmark index rate. At this time, it is not possible to predict the full effects of the phasing out of LIBOR on U.S. senior secured loans, on CLO debt securities, and on the underlying assets of the specific CLOs in which we intend to invest.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Liquidity Risk. The market for CLO securities is more limited than the market for certain other credit-related investments. As such, we may not be able to sell investments in CLO securities quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect our assessment of their fair value or the amount paid for such investments by us.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Incentive Fee Risk. Our incentive fee structure and the formula for calculating the incentive fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts our performance. In view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to a general increase in interest rates.

Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Subordinated Securities. CLO equity and junior debt securities that we may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to greater risk of default relative to the holders of senior priority interests in the same CLO based on the structural subordination of the tranches of CLO securities.

High-Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	High-Yield Investment Risk. The CLO equity securities that we intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans held as collateral by CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity and junior debt securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

Risks of Investing in CLOs and Other Structured Finance Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Risks of Investing in CLOs and Other Structured Finance Securities. CLOs and other structured finance securities are generally backed by pools of loans and other credit assets as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which may increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments or limit the ability of an investor to enforce its rights and pursue remedies. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Leverage Risk. The use of leverage, whether directly through borrowing by us or indirectly through investments such as CLO equity securities that also involve leverage, may magnify our risk of loss. CLO equity and junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that we intend to invest in are subject to a higher degree of loss since the use of leverage magnifies losses.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Credit Risk. If CLO securities that we invest in, an underlying loan owned by any such CLO, or any other credit investment in our portfolio declines in price or the obligor fails to pay principal, interest or other return when due because the issuer or debtor, as the case may be, experiences a decline in its financial performance or has other credit related issues, our income, NAV, and/or market price would be adversely impacted.

Fair Valuation of Our Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Fair Valuation of Our Portfolio Investments. Generally, there is a more limited public market for the CLO investments we target. As a result, we value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit-related investments. We can offer no assurances that sufficient investment opportunities for our capital will be available.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Non-Diversification Risk. We are a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act.

Market and Recessionary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Market and Recessionary Risk. Political, regulatory, economic and social developments, and developments in the United States and globally, that impact specific economic sectors, industries, or segments of the market can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Loan Accumulation Facilities Risk. We may invest in loan accumulation facilities, which are short to medium term debt facilities, often provided by the bank that will serve as placement agent or arranger on a CLO transaction, which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Currency Risk. Although we intend to primarily make investments denominated in U.S. dollars, we may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Hedging Risk. Hedging transactions seeking to reduce risks may result in poorer overall performance than if we had not engaged in such hedging transactions, and they may also not properly hedge our risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Reinvestment Risk. CLOs typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Refinancing Risk. If we incur debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If we fail to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms or at all, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Tax Risk. If we fail to maintain our qualification for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting taxes could substantially reduce our net assets, as well as the amount of income available for distributions, and the amount of such distributions, to our common stockholders and for payments to the holders of our other equity securities or obligations.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Derivatives Risk. Derivative instruments in which we may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, liquidity, leverage, volatility, and OTC trading risks. In addition, a small investment in derivatives could potentially have a large impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment; in other types of Derivative Transactions, the potential loss is theoretically unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Counterparty Risk. We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on obligations, thereby resulting in potentially significant losses.

Global Economy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Global Economy Risk. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

Committed Equity Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Committed Equity Financing Risk. It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to BRPC II, or the actual gross proceeds resulting from those sales.

Stock Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Stock Price Risk. The sale of the shares of common stock acquired by BRPC II (or issued pursuant to other offerings, including the current or any future “at-the-market” program), or the perception that such sales may occur, could cause the price of our common stock to fall.

Issuance of Additional Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Issuance of Additional Securities Risk. The sale of the shares of common stock issued pursuant to other offerings, or the perception that such sales may occur, could cause the price of our common stock to fall. Shares of our common stock sold pursuant to other offerings will share voting power with our existing shares of common stock. Accordingly, such sales will result in dilution of our current stockholders’ voting power with respect to matters on which our stockholders are entitled to vote. In addition, the issuance of debt or preferred equity securities can increase our leverage and create capital in the system that will have rights or preferences that are senior to those of our common stock. This may adversely affect the value of our common stock, as holders of debt or preferred equity may be entitled to priority payments or liquidation preferences, further diluting the interests of our common stockholders.

Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Price Risk. Investors who buy shares at different times will likely pay different prices.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Interest Rate Risk. The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses, which may adversely affect our cash flow, fair value of our assets and operating results.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			13.21	17.20	$ 16.90	$ 19.72	$ 18.75	$ 19.02	$ 19.90
Highest Price or Bid			18.11	18.45	20.50	22.11	21.41	20.35	20.07
Highest Price or Bid, NAV	[10]		$ 14.02	$ 16.91	$ 18.50	$ 18.78	$ 20.52	$ 19.59	$ 19.91
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]		29.17%	9.11%	10.79%	17.73%	4.34%	3.88%	0.80%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]		(5.78%)	1.71%	(8.66%)	5.01%	(8.63%)	(2.91%)	(0.05%)
Share Price			$ 13.75
NAV Per Share			$ 14.02
Latest Premium (Discount) to NAV [Percent]			(1.93%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		the rate and time at which, and the preferences and conditions under which, any dividends or other distributions will be paid on shares of such series, as well as whether such dividends or other distributions are participating or non-participating;
Security Voting Rights [Text Block]		Each share of common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors.
Security Liquidation Rights [Text Block]		the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;
Rights Limited by Other Securities [Text Block]		any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding;
Common Stock Par Value [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]		450,000,000
Outstanding Security, Held [Shares]		10,000
Outstanding Security, Not Held [Shares]		20,486,910
Series A Preferred Stock Par Value [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		8.00% Series A Preferred Shares due 2029, par value $0.001 per share
Outstanding Security, Authorized [Shares]		2,300,000
Outstanding Security, Held [Shares]		(0)
Outstanding Security, Not Held [Shares]		2,300,000
Series B Preferred Stock Par Value [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		7.875% Series B Preferred Shares due 2030, par value $0.001 per share
Outstanding Security, Authorized [Shares]		2,300,000
Outstanding Security, Held [Shares]		(0)
Outstanding Security, Not Held [Shares]		2,300,000

[1]	The expenses of the DRIP are included in “other expenses.” The DRIP Administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the DRIP. However, your own broker may impose brokerage charges in connection with your participation in the DRIP.
[2]	Amount reflects offering expenses of $600,000.
[3]	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% of our Total Equity Base, which is calculated and payable quarterly in arrears. “Total Equity Base” means the NAV attributable to the common stock (prior to the application of the base management fee or incentive fee) and the paid in or stated capital of the preferred interests in us (howsoever called), including the Series A Preferred Shares. The base management fee referenced in the table above is based on the actual amounts incurred during the six months ended September 30, 2025, annualized for a full year, and is calculated on the Total Equity Base. The Total Equity Base reflects the impact of $115,000,000 of our Series A Preferred Shares and Series B Preferred Shares outstanding as of September 30, 2025 as well as our NAV for such period (as adjusted to account for the actions described above).
[4]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the CIBC Credit Facility borrowings as outstanding on September 30, 2025. We may incur additional debt under the CIBC Credit Facility. In the event that we were to incur additional debt or issue debt securities, our borrowing costs, and correspondingly our total annual expenses, would increase.
[5]	Amount reflects the estimated annual incentive fees payable to the Adviser during the fiscal year following this offering. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the quarter ended June 30, 2025, and adjusted to include the estimated incentive fee based on the issuance of an additional $100.0 million of common stock. The incentive fee, which is payable quarterly in arrears, equals 20% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 2.50% quarterly hurdle rate, which we refer to as “the Hurdle.” The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows: no incentive fee is payable to the Adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 2.00%; 100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.50% in any calendar quarter is payable to the Adviser; and 20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% in any calendar quarter is payable to the Adviser. No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. For a more detailed discussion of the calculation of this fee, see “” beginning page 72 of the accompanying prospectus.
[6]	“Other expenses,” which we estimate to total $4.4 million are estimated for the current fiscal year.
[7]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock, including the Series A Preferred Shares) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 10.67%.
[8]	Assumes that we incur leverage in an amount equal to 33% of our total assets (as determined immediately after the leverage is incurred).
[9]	The Company commenced operations on June 13, 2024.
[10]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[11]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.